Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of associates [line items]
Company's share of other comprehensive income in associates	$ 1.4	₨ 115.8	₨ 2,226.6	₨ 1,530.3
Immaterial associates [Member]
Disclosure of associates [line items]
Carrying amount of the Company's interest in associates	161.8		11,598.1		₨ 13,298.1
Company's share of profit/(loss) in associates	23.4	1,920.3	1,314.0	(164.1)
Company's share of other comprehensive income in associates		(3.4)	51.4	48.9
Company's share of total comprehensive income in associates	$ 23.3	₨ 1,916.9	₨ 1,365.4	₨ (115.2)